Commitments and contingencies (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 01, 2020
Other Commitments [Line Items]
Accrued earnout liability	$ 811	$ 2,924
Accrued earnout liability	811	2,924
Settlement payment	8,757	13,413
Labor and social security contingencies related to former employees litigation and unasserted labor claims	2,630	558
Tax contingencies related to unasserted claims in jurisdiction	27,188	$ 20,466
Mr Julin Balbuena Alonso And BD Operadora De ServiciosSA De CV
Other Commitments [Line Items]
Professional fees			$ 1,819
Best Day Group
Other Commitments [Line Items]
Accrued earnout liability				$ 1,526
Earnout Consideration | Best Day Group | Share Triggering Price One
Other Commitments [Line Items]
Share price (in dollars per share)				$ 10
Minimum
Other Commitments [Line Items]
Loss contingency, possible loss	81,000
Minimum | Earnout Consideration | Best Day Group
Other Commitments [Line Items]
Accrued earnout liability				$ 0
Minimum | Earnout Consideration | Best Day Group | Share Triggering Price One
Other Commitments [Line Items]
Share price (in dollars per share)				$ 10
Minimum | Earnout Consideration | Best Day Group | Share Triggering Price Two
Other Commitments [Line Items]
Share price (in dollars per share)				15
Minimum | Earnout Consideration | Best Day Group | Share Triggering Price Three
Other Commitments [Line Items]
Share price (in dollars per share)				$ 20
Maximum
Other Commitments [Line Items]
Loss contingency, possible loss	$ 154,000
Maximum | Earnout Consideration | Best Day Group
Other Commitments [Line Items]
Accrued earnout liability				$ 20,000
Maximum | Earnout Consideration | Best Day Group | Price Between Ten And Fifteen
Other Commitments [Line Items]
Accrued earnout liability				5,000
Maximum | Earnout Consideration | Best Day Group | Price Between Fifteen And Twenty
Other Commitments [Line Items]
Accrued earnout liability				10,000
Maximum | Earnout Consideration | Best Day Group | Price Between Twenty And Twenty Five
Other Commitments [Line Items]
Accrued earnout liability				15,000
Maximum | Earnout Consideration | Best Day Group | Price is more than twenty five
Other Commitments [Line Items]
Accrued earnout liability				$ 20,000
Maximum | Earnout Consideration | Best Day Group | Share Triggering Price Two
Other Commitments [Line Items]
Share price (in dollars per share)				$ 15
Maximum | Earnout Consideration | Best Day Group | Share Triggering Price Three
Other Commitments [Line Items]
Share price (in dollars per share)				20
Maximum | Earnout Consideration | Best Day Group | Share Triggering Price Four
Other Commitments [Line Items]
Share price (in dollars per share)				$ 25